Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Income Taxes [Line Items]
Income tax expense associated with restructuring activities	$ 13.8
U.S. [Member]
Income Taxes [Line Items]
Net operating loss carryforward		8.3
Net operating loss carryforward expiration dates		Jan. 01, 2025
U.K. [Member]
Income Taxes [Line Items]
Net operating loss carryforward		66.7
Mexico [Member]
Income Taxes [Line Items]
Net operating loss carryforward		$ 10.7